The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
The Company

Note 1 - The Company

Nature of Operations

Factorial Inc. (“Factorial”, the “Company”, or “we”) is a developer and manufacturer of advanced battery energy storage technologies and solid-state battery (“SSB”) technology. The technologies developed are expected to create a more sustainable future with high-performance batteries for electric vehicles, homes, and critical applications.

de-SPAC Transaction

On December 17, 2025, Cartesian Growth Corporation III, a Cayman Islands exempted company (“CGC”), Fenway MS, Inc., a Delaware corporation (“Merger Sub”), and Factorial Inc., a Delaware corporation (“Factorial”), entered into a Business Combination Agreement (“BCA”). CGC, a publicly traded special purpose acquisition company (“SPAC”) was listed on the Nasdaq Capital Market (“Nasdaq”) under the ticker symbol “CGCT”.

On June 5, 2026, the Merger Sub, a wholly-owned subsidiary of CGC, merged with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of CGC (the “Merger”). In connection with the Merger, CGC was renamed Factorial Energy Inc. (“PubCo”). PubCo became listed on the Nasdaq under the new ticker symbol “FAC” (“de-SPAC Transaction”). PubCo received gross proceeds of approximately $112,100 in connection with the de-SPAC Transaction and the sale of a private placement of PubCo Series A Common Stock, prior to the payment of transaction expenses (“de-SPAC and PIPE Proceeds”). These unaudited condensed consolidated financial statements do not reflect the impact of the de-SPAC Transaction, since it was closed subsequent to March 31, 2026.

Basis of Presentation

The accompanying interim condensed consolidated financial statements and notes to the condensed consolidated financial statements have been prepared in accordance with accounting standards generally accepted in the United States of America (“U.S. GAAP”) for interim financial information as organized in the Accounting Standards Codification (“ASC”) administrated by the Financial Accounting Standards Board (“FASB”). The accompanying interim Condensed Consolidated Balance Sheet as of March 31, 2026, the interim Condensed Consolidated Statements of Operations, Comprehensive Loss, Redeemable Convertible Preferred Stock and Stockholders’ Deficit, and the interim Condensed Consolidated Statements of Cash Flows for the three months ended March 31, 2026 and 2025, are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in management’s opinion, include adjustments consisting of only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of March 31, 2026 and its result of operations for the three months ended March 31, 2026 and 2025 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the related notes included in the Company’s audited annual consolidated financial statements for the year ended December 31, 2025, included in the proxy statement/prospectus filed by CGC on May 6, 2026. The accounting policies applied in the preparation of these interim condensed consolidated financial statements are consistent with those disclosed in the Company’s audited consolidated financial statements and accompanying notes. The disclosures provided herein include only those policies that have been newly adopted or updated during the interim period, if any.

Prior to the receipt of the de-SPAC and PIPE Proceeds, the Company determined that its existing liquidity was not sufficient to fund operations for at least twelve months from the date of issuance of its audited annual consolidated financial statements, which raised substantial doubt about the Company’s ability to continue as a going concern. The Company has experienced net losses and negative cash flows from operations since its inception. The Company expects it will continue to incur significant costs including research and development expenses related to its ongoing operations until it successfully develops a commercial product and achieves revenues adequately to support the Company’s operations. However, Factorial believes that its cash on hand, including the net proceeds from the de-SPAC and PIPE Proceeds will be sufficient to meet its working capital and capital expenditure requirements for a period of at least twelve months from the date of this filing. Accordingly, management has concluded that the substantial doubt about the Company’s ability to continue as a going concern has been alleviated. Factorial may, however, need additional cash resources due to changed business conditions or other developments, including unanticipated delays in negotiations with Original Equipment Manufacturers (“OEMs”) and tier-one automotive suppliers or other suppliers, supply chain challenges, competitive pressures, and regulatory developments, among other developments. To the extent that Factorial’s current resources are insufficient to satisfy its cash requirements, Factorial may need to seek additional equity or debt financing. If the financing is not available, or if the terms of financing are less desirable than Factorial expects, Factorial may be forced to decrease its level of investment in product development or scale back its operations.

Note 1 - The Company

Nature of Operations

Factorial Inc. (“Factorial”, the “Company”, or “we”) is a developer and manufacturer of advanced battery energy storage technologies and solid-state battery (“SSB”) technology. The technologies developed are expected to create a more sustainable future with high-performance batteries for electric vehicles, homes, and critical applications. As of December 31, 2025, the Company had four wholly owned subsidiaries: Factorial Security Corporation, which was formed under the laws of the Commonwealth of Massachusetts in December 2021 as a Massachusetts security corporation; Factorial Korea Ltd., which was formed in Korea in April 2022; Factorial Germany GmbH, which was formed in Germany in April 2022; Factorial Japan KK was formed in Japan in July 2022. Factorial Korea Ltd. is a manufacturing facility, while Factorial Germany GmbH is a sales office. On December 9, 2025, the Company initiated the official dissolution process for Factorial Japan KK. The dissolution notice was published in the Official Gazette dated December 24, 2025. The completion of liquidation can be registered two months after the publication of this notice and is yet to be completed as of the issuance of the 2025 financial statements and the entity financial results are included in the consolidated financial results. As of December 31, 2025, the Company has not derived revenue from its principal business activities.

Risks and Uncertainties

Since its inception, the Company has devoted its efforts principally to research and development activities. The Company is subject to risks and uncertainties common to pre-revenue companies in the clean energy industry, including, but not limited to, the successful development, commercialization and marketing of products, fluctuations in operating results and financial risks, fluctuations in foreign exchange, protection of proprietary knowledge and patent risks, supply chain risks, dependence on key personnel, competition, technological risks, vulnerability to cyber-attacks, customer demand, compliance with governmental regulations and management of organizational and expense growth. Current and future technology programs will require significant research and development efforts, including testing of our constituent materials and designed parts, manufacturing process development and investment in additional plant and equipment for product development, and building prototypes and testing of our battery cells, prior to commercialization of our products. Even if proved commercially viable, we must engage original equipment manufacturers (“OEMs”) to develop products incorporating our SSB technologies and manufactured battery components. Additional discussion of our efforts to engage interested parties in evaluating our future products is provided under the Collaboration Arrangements heading of Note 2 - Summary of Significant Accounting Policies. These efforts will require significant amounts of additional capital and adequate personnel and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

As of December 31, 2025, the Company had approximately $28,891 of cash and cash equivalents and $881 in restricted cash. The Company has a relatively limited operating history, and the revenue and income potential of the Company’s business and market are unproven. The Company has experienced net losses and negative cash flows from operations since its inception and, as of December 31, 2025, the Company had an accumulated deficit of $255,576. During the year ended December 31, 2025, the Company incurred a net loss of $73,845 and had cash used in operations of $30,162. The Company expects it will continue to incur significant costs including research and development expenses related to its ongoing operations until it successfully develops a commercial product and achieves revenues adequately to support the Company’s operations.

From inception to December 31, 2025, the Company has funded its operations primarily with proceeds from the sale of convertible preferred stock and common stock, as well as through funding from its joint development agreements (“JDAs”). Based on its current operating plan, the Company estimates that its cash and cash equivalents as of the issuance of these financial statements will be sufficient to fund its operating expenses and capital expenditure requirements into the fourth quarter of 2026. The Company has based this estimate on assumptions that may prove to be wrong and could deplete its liquid resources sooner than it currently expects. The Company’s liquid resources may not be sufficient to fund operations through at least the next twelve months from the date that these consolidated financial statements are issued based on its expected cash needs, which raises substantial doubt about the Company’s ability to continue as a going concern.

As the Company continues to pursue its business plan, it expects to finance its operations through a business combination with Cartesian Growth Corporation III, a special purpose acquisition company (SPAC), which was agreed to on December 17, 2025. The business combination also includes $100,000 in new liquidity committed by institutional investors in a private placement of common stock. However, there can be no assurance that the business combination will successfully close. If events or circumstances occur such that the Company does not obtain additional funding or complete the business combination, it may be necessary to significantly reduce its scope of operations to reduce the current rate of spending through actions such as reductions in staff and the need to delay, limit, reduce research and development or future commercialization efforts.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates continuing of operations along with the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Management’s plans identified above do not mitigate the conclusion that there is a substantial doubt about the Company’s ability to continue as a going concern.